Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Our chief executive officer is the Principal Executive Officer, or PEO. The following table sets forth information concerning the compensation of our PEO and our non-PEO named executive officers, or non-PEO NEOs, for each of the fiscal years ending December 31, 2020, 2021, 2022 and 2023 and our financial performance as measured by metrics set forth by the rules of the SEC for each such fiscal year.

						Value of Initial Fixed $100 Investment Based On:
Year		Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Total Shareholder Return (4)	Peer Group Total Shareholder Return (4)	Net Income (Loss) (in thousands)(5)	Company Stock Price ($)(7)
2023		$19,770,838	$5,289,038	$6,271,358	$2,659,332	$31.41	$98.41	$(341,973)	$10.13
2022	(6)	$8,121,840	$(5,230,907)	$2,781,134	$777,890	$42.62	$94.87	$(290,509)	$16.32
2021	(6)	$8,532,948	$(3,353,876)	$2,255,079	$353,356	$87.62	$106.48	$(363,872)	$29.87
2020	(6)	$3,576,319	$62,932,267	$952,647	$10,640,505	$118.57	$107.16	$(52,412)	$47.85

(1)
In each of 2023, 2022, 2021 and 2020, Dr. Patel was our PEO.
(2)
During each of 2023 and 2022, our non-PEO NEOs consisted of Mr. Catinazzo, Dr. Bergstrom, Mr. Adams and Mr. Rahmer. During 2021, our non-PEO NEOs consisted of Mr. Catinazzo, Dr. Bergstrom, Mr. Adams and Mr. Porter. During 2020, our non-PEO NEOs consisted of Dr. Bergstrom and Mr. Adams.
(3)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K, reflecting adjustments in the value of equity awards granted and outstanding to each of our PEO and non-PEO NEOs in the applicable year. The following adjustments were made to the amounts reported for our PEO and non-PEO NEOs in the "Total" from the Summary Compensation Table for each year to calculate Compensation Actually Paid. The amounts presented for Compensation Actually Paid do not reflect compensation actually earned, realized, or received by our named executive officers in the applicable year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO (b)	Compensation Actually Paid to PEO ($)
2023	$19,770,838	$(18,692,755)	$4,210,955	$5,289,038
2022	$8,121,840	$(7,095,094)	$(6,257,653)	$(5,230,907)
2021	$8,532,948	$(7,516,145)	$(4,370,679)	$(3,353,876)
2020	$3,576,319	$(2,589,131)	$61,945,079	$62,932,267

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)(a)	Average Inclusion of Equity Values for non-PEO NEOs (b)	Average Compensation Actually Paid to non-PEO NEOs ($)
2023	$6,271,358	$(5,449,691)	$1,837,665	$2,659,332
2022	$2,781,134	$(2,161,101)	$157,857	$777,890
2021	$2,255,079	$(1,624,937)	$(276,786)	$353,356
2020	$952,647	$(333,712)	$10,021,570	$10,640,505
(a)
Amounts in the "Exclusion of Stock Awards and Option Awards" columns represent the grant date fair value of stock option and stock awards granted during the applicable year, calculated in accordance with FASB ASC Topic 718. These amounts represent the aggregate total amounts reported in the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table for the applicable year.
(b)
Amounts in the "Inclusion of Equity Values" columns are calculated as follows. With respect to 2020, Inclusion of Equity Values for all awards granted prior to the initial public offering in July 2020 that remained unvested as of the initial public offering have been calculated from the last day of the prior fiscal year using a 409A valuation representing the fair value of the awards as of such date in our initial value calculations.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2023	$6,626,642	$(2,239,885)	$908,670	$(1,084,472)	—	$4,210,955
2022	$4,842,198	$(8,801,732)	$1,478,276	$(3,776,395)	—	$(6,257,653)
2021	$5,541,152	$(9,031,828)	$1,398,375	$(2,278,378)	—	$(4,370,679)
2020	$27,572,480	$23,014,951	$996,996	$10,360,652	—	$61,945,079

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for non-PEO NEOs ($)
2023	$2,252,206	$(456,035)	$253,485	$(211,991)		$1,837,665
2022	$1,394,020	$(1,211,776)	$452,862	$(477,249)	—	$157,857
2021	$1,191,952	$(1,331,151)	$316,362	$(453,949)	—	$(276,786)
2020	$3,553,811	$5,077,567	$128,497	$1,261,695	—	$10,021,570

(4)
The Cumulative Total Shareholder Return, or TSR, represents the cumulative total shareholder return of the Company over the measurement period. The Peer Group TSR utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph included in the 2023 Annual Report as required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested in our common stock and in the Nasdaq Biotechnology Index for the period starting July 16, 2020, using the closing market price on the first trading day of our common stock, through the end of the listed year, and it assumes reinvestment of dividends, if any. Historical stock performance is not necessarily indicative of, nor is it intended to forecast, future stock price performance.
(5)
The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
(6)
The Compensation Actually Paid to PEO and the Average Compensation Actually Paid to Non-PEO NEOs were revised for each of 2022 and 2021 to reflect certain corrections to the underlying calculations, and the Compensation Actually Paid to PEO and the Average Compensation Actually Paid to Non-PEO NEOs were revised for 2020 to reflect updates to the initial valuation calculations for awards granted prior to the initial public offering in July 2020.
(7)
As indicated above, performance-based equity awards with a specified market condition were granted to our named executive officers in January 2023. The "stock price" included as our "Company Selected Measure" for 2023 reflects the average price of our common stock for the thirty-day period ending December 31, 2023, 2022, 2021, and 2020. We did not use any financial performance measures to link executive compensation to our financial performance prior to 2023.

Company Selected Measure Name		Stock Price
Named Executive Officers, Footnote
(1)
In each of 2023, 2022, 2021 and 2020, Dr. Patel was our PEO.
(2)
During each of 2023 and 2022, our non-PEO NEOs consisted of Mr. Catinazzo, Dr. Bergstrom, Mr. Adams and Mr. Rahmer. During 2021, our non-PEO NEOs consisted of Mr. Catinazzo, Dr. Bergstrom, Mr. Adams and Mr. Porter. During 2020, our non-PEO NEOs consisted of Dr. Bergstrom and Mr. Adams.

Peer Group Issuers, Footnote
(4)
The Cumulative Total Shareholder Return, or TSR, represents the cumulative total shareholder return of the Company over the measurement period. The Peer Group TSR utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph included in the 2023 Annual Report as required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested in our common stock and in the Nasdaq Biotechnology Index for the period starting July 16, 2020, using the closing market price on the first trading day of our common stock, through the end of the listed year, and it assumes reinvestment of dividends, if any. Historical stock performance is not necessarily indicative of, nor is it intended to forecast, future stock price performance.

PEO Total Compensation Amount	[1]	$ 19,770,838	$ 8,121,840	[2]	$ 8,532,948	[2]	$ 3,576,319	[2]
PEO Actually Paid Compensation Amount	[1],[3]	5,289,038	(5,230,907)	[2]	(3,353,876)	[2]	62,932,267	[2]
Non-PEO NEO Average Total Compensation Amount	[4]	6,271,358	2,781,134	[2]	2,255,079	[2]	952,647	[2]
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 2,659,332	777,890	[2]	353,356	[2]	10,640,505	[2]
Compensation Actually Paid vs. Total Shareholder Return

The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to our non-PEO NEOs versus our cumulative TSR over the reporting period commencing with our initial public offering and ending on December 31, 2023.

Compensation Actually Paid vs. Net Income

The following chart provides a graphical representation of the Compensation Actually Paid to our PEO and the average of the Compensation Actually Paid to our non-PEO named executive officers versus net income (loss).

Total Shareholder Return Vs Peer Group

The following chart provides a graphical representation of our cumulative TSR versus the TSR of our industry peer group, the Nasdaq Biotechnology Index. Our cumulative TSR assumes an initial fixed investment of $100 in our common stock on July 16, 2020, using the closing market price on the first trading day of our common stock through December 31, 2023.

Total Shareholder Return Amount	[5]	$ 31.41	42.62	[2]	87.62	[2]	118.57	[2]
Peer Group Total Shareholder Return Amount	[5]	98.41	94.87	[2]	106.48	[2]	107.16	[2]
Net Income (Loss)	[6]	$ (341,973,000)	$ (290,509,000)	[2]	$ (363,872,000)	[2]	$ (52,412,000)	[2]
Company Selected Measure Amount	[7]	0.1013	0.1632	[2]	0.2987	[2]	0.4785	[2]
PEO Name		Dr. Patel	Dr. Patel		Dr. Patel		Dr. Patel
Additional 402(v) Disclosure

Item 402(v) of Regulation S-K requires us to identify the most important financial measure that we used to link compensation actually paid to our named executive officers to company performance for the most recently completed fiscal year, or the Company-Selected Measure. As discussed above under "— Primary Elements of Executive Compensation — Long Term Equity Incentive Awards," we granted performance-based equity awards to our named executive officers that include a market based vesting condition. As a result, stock price is our Company-Selected Measure solely by virtue of being our only financial measure. While there were no other financial measures considered in determining the compensation paid to our named executive officers in 2023, the compensation committee considered other non-financial factors described in "— Compensation Discussion and Analysis — Compensation Objectives and Philosophy."

Adjustment To Compensation Footnote [Text Block]
(3)
Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K, reflecting adjustments in the value of equity awards granted and outstanding to each of our PEO and non-PEO NEOs in the applicable year. The following adjustments were made to the amounts reported for our PEO and non-PEO NEOs in the "Total" from the Summary Compensation Table for each year to calculate Compensation Actually Paid. The amounts presented for Compensation Actually Paid do not reflect compensation actually earned, realized, or received by our named executive officers in the applicable year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO (b)	Compensation Actually Paid to PEO ($)
2023	$19,770,838	$(18,692,755)	$4,210,955	$5,289,038
2022	$8,121,840	$(7,095,094)	$(6,257,653)	$(5,230,907)
2021	$8,532,948	$(7,516,145)	$(4,370,679)	$(3,353,876)
2020	$3,576,319	$(2,589,131)	$61,945,079	$62,932,267

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)(a)	Average Inclusion of Equity Values for non-PEO NEOs (b)	Average Compensation Actually Paid to non-PEO NEOs ($)
2023	$6,271,358	$(5,449,691)	$1,837,665	$2,659,332
2022	$2,781,134	$(2,161,101)	$157,857	$777,890
2021	$2,255,079	$(1,624,937)	$(276,786)	$353,356
2020	$952,647	$(333,712)	$10,021,570	$10,640,505
(a)
Amounts in the "Exclusion of Stock Awards and Option Awards" columns represent the grant date fair value of stock option and stock awards granted during the applicable year, calculated in accordance with FASB ASC Topic 718. These amounts represent the aggregate total amounts reported in the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table for the applicable year.
(b)
Amounts in the "Inclusion of Equity Values" columns are calculated as follows. With respect to 2020, Inclusion of Equity Values for all awards granted prior to the initial public offering in July 2020 that remained unvested as of the initial public offering have been calculated from the last day of the prior fiscal year using a 409A valuation representing the fair value of the awards as of such date in our initial value calculations.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2023	$6,626,642	$(2,239,885)	$908,670	$(1,084,472)	—	$4,210,955
2022	$4,842,198	$(8,801,732)	$1,478,276	$(3,776,395)	—	$(6,257,653)
2021	$5,541,152	$(9,031,828)	$1,398,375	$(2,278,378)	—	$(4,370,679)
2020	$27,572,480	$23,014,951	$996,996	$10,360,652	—	$61,945,079

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for non-PEO NEOs ($)
2023	$2,252,206	$(456,035)	$253,485	$(211,991)		$1,837,665
2022	$1,394,020	$(1,211,776)	$452,862	$(477,249)	—	$157,857
2021	$1,191,952	$(1,331,151)	$316,362	$(453,949)	—	$(276,786)
2020	$3,553,811	$5,077,567	$128,497	$1,261,695	—	$10,021,570

PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (18,692,755)	$ (7,095,094)		$ (7,516,145)		$ (2,589,131)
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,210,955	(6,257,653)		(4,370,679)		61,945,079
PEO | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,626,642	4,842,198		5,541,152		27,572,480
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,239,885)	(8,801,732)		(9,031,828)		23,014,951
PEO | Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		908,670	1,478,276		1,398,375		996,996
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,084,472)	(3,776,395)		(2,278,378)		10,360,652
Non-PEO NEO | Average Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,449,691)	(2,161,101)		(1,624,937)		(333,712)
Non-PEO NEO | Average Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,837,665	157,857		(276,786)		10,021,570
Non-PEO NEO | Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,252,206	1,394,020		1,191,952		3,553,811
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(456,035)	(1,211,776)		(1,331,151)		5,077,567
Non-PEO NEO | Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		253,485	452,862		316,362		128,497
Non-PEO NEO | Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (211,991)	$ (477,249)		$ (453,949)		$ 1,261,695

[1]	In each of 2023, 2022, 2021 and 2020, Dr. Patel was our PEO.
[2]	The Compensation Actually Paid to PEO and the Average Compensation Actually Paid to Non-PEO NEOs were revised for each of 2022 and 2021 to reflect certain corrections to the underlying calculations, and the Compensation Actually Paid to PEO and the Average Compensation Actually Paid to Non-PEO NEOs were revised for 2020 to reflect updates to the initial valuation calculations for awards granted prior to the initial public offering in July 2020.
[3]	Compensation Actually Paid has been calculated in accordance with Item 402(v) of Regulation S-K, reflecting adjustments in the value of equity awards granted and outstanding to each of our PEO and non-PEO NEOs in the applicable year. The following adjustments were made to the amounts reported for our PEO and non-PEO NEOs in the "Total" from the Summary Compensation Table for each year to calculate Compensation Actually Paid. The amounts presented for Compensation Actually Paid do not reflect compensation actually earned, realized, or received by our named executive officers in the applicable year.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)(a)	Inclusion of Equity Values for PEO (b)	Compensation Actually Paid to PEO ($)
2023	$19,770,838	$(18,692,755)	$4,210,955	$5,289,038
2022	$8,121,840	$(7,095,094)	$(6,257,653)	$(5,230,907)
2021	$8,532,948	$(7,516,145)	$(4,370,679)	$(3,353,876)
2020	$3,576,319	$(2,589,131)	$61,945,079	$62,932,267

Year	Average Summary Compensation Table Total for non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for non-PEO NEOs ($)(a)	Average Inclusion of Equity Values for non-PEO NEOs (b)	Average Compensation Actually Paid to non-PEO NEOs ($)
2023	$6,271,358	$(5,449,691)	$1,837,665	$2,659,332
2022	$2,781,134	$(2,161,101)	$157,857	$777,890
2021	$2,255,079	$(1,624,937)	$(276,786)	$353,356
2020	$952,647	$(333,712)	$10,021,570	$10,640,505
(a)
Amounts in the "Exclusion of Stock Awards and Option Awards" columns represent the grant date fair value of stock option and stock awards granted during the applicable year, calculated in accordance with FASB ASC Topic 718. These amounts represent the aggregate total amounts reported in the "Stock Awards" and "Option Awards" columns of the Summary Compensation Table for the applicable year.
(b)
Amounts in the "Inclusion of Equity Values" columns are calculated as follows. With respect to 2020, Inclusion of Equity Values for all awards granted prior to the initial public offering in July 2020 that remained unvested as of the initial public offering have been calculated from the last day of the prior fiscal year using a 409A valuation representing the fair value of the awards as of such date in our initial value calculations.

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Total Inclusion of Equity Values for PEO ($)
2023	$6,626,642	$(2,239,885)	$908,670	$(1,084,472)	—	$4,210,955
2022	$4,842,198	$(8,801,732)	$1,478,276	$(3,776,395)	—	$(6,257,653)
2021	$5,541,152	$(9,031,828)	$1,398,375	$(2,278,378)	—	$(4,370,679)
2020	$27,572,480	$23,014,951	$996,996	$10,360,652	—	$61,945,079

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total Average Inclusion of Equity Values for non-PEO NEOs ($)
2023	$2,252,206	$(456,035)	$253,485	$(211,991)		$1,837,665
2022	$1,394,020	$(1,211,776)	$452,862	$(477,249)	—	$157,857
2021	$1,191,952	$(1,331,151)	$316,362	$(453,949)	—	$(276,786)
2020	$3,553,811	$5,077,567	$128,497	$1,261,695	—	$10,021,570

[4]	During each of 2023 and 2022, our non-PEO NEOs consisted of Mr. Catinazzo, Dr. Bergstrom, Mr. Adams and Mr. Rahmer. During 2021, our non-PEO NEOs consisted of Mr. Catinazzo, Dr. Bergstrom, Mr. Adams and Mr. Porter. During 2020, our non-PEO NEOs consisted of Dr. Bergstrom and Mr. Adams.
[5]	The Cumulative Total Shareholder Return, or TSR, represents the cumulative total shareholder return of the Company over the measurement period. The Peer Group TSR utilizes the Nasdaq Biotechnology Index, which we also utilize in the stock performance graph included in the 2023 Annual Report as required by Item 201(e) of Regulation S-K. The comparison assumes $100 was invested in our common stock and in the Nasdaq Biotechnology Index for the period starting July 16, 2020, using the closing market price on the first trading day of our common stock, through the end of the listed year, and it assumes reinvestment of dividends, if any. Historical stock performance is not necessarily indicative of, nor is it intended to forecast, future stock price performance.
[6]	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for the applicable year.
[7]	As indicated above, performance-based equity awards with a specified market condition were granted to our named executive officers in January 2023. The "stock price" included as our "Company Selected Measure" for 2023 reflects the average price of our common stock for the thirty-day period ending December 31, 2023, 2022, 2021, and 2020. We did not use any financial performance measures to link executive compensation to our financial performance prior to 2023.